NOTE 4 - INCOME TAXES - Income Taxes (Details) (Quarterly) (Quarterly Report [Member], USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Report [Member]
Deferred tax assets:
Net Operating tax carry-forwards	22,608	11,295	3,268
Gross deferred tax asset	22,608	11,295	3,268
Valuation allowance	(22,608)	(11,295)	(3,268)
Net deferred tax assets